Summary of Significant Accounting Policies - Concentrations (Details) - Supplier concentration risk - Adagio Medical Inc	6 Months Ended		12 Months Ended
	Jun. 30, 2024 item	Jun. 30, 2023 item	Dec. 31, 2023 item	Dec. 31, 2023	Dec. 31, 2023 segment	Dec. 31, 2022 item
Accounts payable | One supplier
Concentrations
Number of suppliers						1
Concentration risk percentage						17.10%
Accounts payable | Two suppliers
Concentrations
Number of suppliers	2
Concentration risk percentage	82.00%
Accounts payable | Three suppliers
Concentrations
Number of suppliers			3		3
Concentration risk percentage				71.60%
Expenditure | Five suppliers
Concentrations
Number of suppliers	5	5	5			5
Concentration risk percentage	45.30%	29.20%		45.00%		23.00%
Expenditure | Ten suppliers
Concentrations
Number of suppliers	10	10	10			10
Concentration risk percentage	55.00%	37.60%		54.30%		31.80%